Loans and borrowings - Repayment Profile (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 21.4	€ 22.6
Loans and borrowings	2,113.7	2,142.3
Borrowings	2,135.1	2,164.9
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	6.5	6.7
Loans and borrowings	1,287.6	1,333.5
Lease Liabilities | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	21.4	22.3
Lease Liabilities | Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	57.4	44.3
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(6.5)	(6.4)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	(26.6)	(25.4)
Deferred borrowing costs | More than five years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	€ (4.7)	€ (10.1)